UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
1/31/18 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (47.1%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.1%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 2/1/48		$3,000,000	$3,134,531
4.00%, TBA, 2/1/48		2,000,000	2,069,375
3.50%, TBA, 2/1/48		1,000,000	1,018,047
3.50%, with due dates from 11/20/47 to 1/20/48		1,997,035	2,039,036
3.00%, TBA, 2/1/48		2,000,000	1,980,938

			10,241,927
U.S. Government Agency Mortgage Obligations (43.0%)

Federal National Mortgage Association Pass-Through Certificates
4.50%, TBA, 1/1/48		3,000,000	3,165,117
4.00%, TBA, 3/1/48		4,000,000	4,124,490
4.00%, TBA, 2/1/48		4,000,000	4,131,521
3.50%, TBA, 3/1/48		27,000,000	27,206,445
3.50%, TBA, 2/1/48		27,000,000	27,252,852
3.00%, TBA, 3/1/48		10,000,000	9,786,328
3.00%, TBA, 2/1/48		15,000,000	14,702,343
2.50%, TBA, 3/1/48		9,000,000	8,478,985
2.50%, TBA, 2/1/48		9,000,000	8,490,235

			107,338,316

Total U.S. government and agency mortgage obligations (cost $118,716,636)			$117,580,243

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (36.0%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		$780,000	$822,510

Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		285,000	292,806

Australia (Government of) sr. unsec. bonds Ser. 133, 5.50%, 4/21/23 (Australia)	AUD	690,000	638,696

Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)	AUD	200,000	173,925

Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%, 5/21/28 (Australia)	AUD	670,000	512,033

Australia (Government of) sr. unsec. notes Ser. 122, 5.25%, 3/15/19 (Australia)	AUD	1,010,000	844,931

Austria (Republic of) sr. unsec. notes 0.50%, 4/20/27 (Austria)	EUR	1,060,000	1,281,749

Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)	EUR	620,000	788,081

Belgium (Kingdom of) sr. unsec. unsub. notes Ser. 65, 4.25%, 9/28/22 (Belgium)	EUR	530,000	786,171

Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)	EUR	330,000	630,874

Brazil (Federal Republic of) unsec. notes Ser. NTNF 10.00%, 1/1/21 (Brazil) (units)	BRL	790	258,495

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		$150,000	169,991

Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	471,000	470,449

Canada (Government of) unsec. notes 1.50%, 3/1/20 (Canada)	CAD	400,000	322,751

Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		$590,000	595,684

Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	740,000	203,641

Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)	DKK	2,550,000	466,780

France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	830,000	1,627,560

France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	150,000	294,787

France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,103,000	1,611,544

France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	1,490,000	1,846,949

Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	474,000	624,887

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)	EUR	36,000	41,477

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)	EUR	36,000	41,873

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)	EUR	95,000	110,698

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)	EUR	597,541	707,699

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)	EUR	656,903	784,349

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)	EUR	44,000	52,869

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	338,000	411,834

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)	EUR	62,312	76,248

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece)(STP)	EUR	118,000	145,095

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	630,884	783,924

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		$1,235,000	1,238,088

Ireland (Republic of) unsec. bonds 5.00%, 10/18/20 (Ireland)	EUR	380,000	540,024

Ireland (Republic of) unsec. notes 5.40%, 3/13/25 (Ireland)	EUR	250,000	412,970

Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	670,000	1,160,044

Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	820,000	1,335,063

Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)	EUR	1,060,000	1,404,918

Italy (Republic of) sr. unsec. notes 0.05%, 10/15/19 (Italy)	EUR	1,600,000	1,994,205

Italy (Republic of) sr. unsec. unsub. bonds 4.75%, 8/1/23 (Italy)	EUR	1,950,000	2,905,307

Japan (Government of) 10 yr sr. unsec. unsub. notes Ser. 318, 1.00%, 9/20/21 (Japan)	JPY	1,377,000,000	13,113,853

Japan (Government of) 10 yr sr. unsec. unsub. notes Ser. 330, 0.80%, 9/20/23 (Japan)	JPY	650,000,000	6,239,452

Japan (Government of) 20 yr sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)	JPY	500,000,000	5,536,320

Japan (Government of) 20 yr sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)	JPY	308,000,000	3,536,879

Japan (Government of) 20 yr sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)	JPY	120,000,000	1,079,439

Japan (Government of) 20 yr sr. unsec. unsub. notes Ser. 41, 1.50%, 3/20/19 (Japan)	JPY	170,000,000	1,585,779

Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)	JPY	407,000,000	4,990,960

Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)	JPY	230,000,000	2,916,578

Malaysia (Federation of) sr. unsec. notes Ser. 417, 3.899%, 11/16/27 (Malaysia)	MYR	2,710,000	692,429

Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)	EUR	290,000	551,380

Netherlands (Government of) unsec. bonds 2.25%, 7/15/22 (Netherlands)	EUR	1,290,000	1,762,400

New Zealand (Government of) sr. unsec. bonds Ser. 423, 5.50%, 4/15/23 (New Zealand)	NZD	360,000	305,182

Norway (Government of) unsec. bonds Ser. 476, 3.00%, 3/14/24 (Norway)	NOK	1,760,000	248,307

Ontario (Province of) unsec. bonds 4.00%, 6/2/21 (Canada)	CAD	1,690,000	1,449,877

Poland (Republic of) unsec. notes Ser. 0721, 1.75%, 7/25/21 (Poland)	PLN	2,400,000	704,490

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		$1,200,000	1,258,118

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)		600,000	672,000

South Africa (Republic of) unsec. bonds Ser. 2023, 7.75%, 2/28/23 (South Africa)	ZAR	11,140,000	940,946

Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	350,000	663,855

Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	590,000	993,683

Spain (Kingdom of) sr. unsec. bonds 4.40%, 10/31/23 (Spain)	EUR	890,000	1,340,528

Spain (Kingdom of) sr. unsec. unsub. bonds 4.65%, 7/30/25 (Spain)	EUR	440,000	690,479

Spain (Kingdom of) sr. unsec. unsub. bonds 4.00%, 4/30/20 (Spain)	EUR	590,000	800,542

Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%, 10/31/46 (Spain)	EUR	20,000	26,744

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)		$200,000	219,220

Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)	SEK	270,000	46,033

Sweden (Government of) unsec. bonds Ser. 1054, 3.50%, 6/1/22 (Sweden)	SEK	6,120,000	892,801

Switzerland (Government of) unsec. bonds 4.00%, 4/8/28 (Switzerland)	CHF	420,000	629,285

Switzerland (Government of) unsec. bonds 2.00%, 5/25/22 (Switzerland)	CHF	530,000	631,729

Switzerland (Government of) unsec. bonds 1.50%, 4/30/42 (Switzerland)	CHF	150,000	197,744

United Kingdom Treasury unsec. bonds 4.00%, 1/22/60 (United Kingdom)	GBP	1,320,000	3,121,988

United Kingdom Treasury unsec. bonds 2.75%, 9/7/24 (United Kingdom)	GBP	886,000	1,381,898

United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		$420,000	434,723

United Mexican States sr. unsec. notes Ser. M 20, 10.00%, 12/5/24 (Mexico)	MXN	12,310,000	746,063

Total foreign government and agency bonds and notes (cost $89,351,135)			$89,813,683

CORPORATE BONDS AND NOTES (30.7%)(a)
		Principal amount	Value

Basic materials (1.7%)

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)		$160,000	$173,348

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)		153,000	160,624

CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		775,000	798,328

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25		427,000	438,797

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29		96,000	132,971

Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20		10,000	10,703

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)		187,000	217,979

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		408,000	427,009

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		150,000	150,918

International Paper Co. sr. unsec. notes 8.70%, 6/15/38		6,000	8,920

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		456,000	450,365

Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47		69,000	70,598

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26		535,000	532,478

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		229,000	313,825

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		58,000	79,865

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		156,000	210,539

			4,177,267
Capital goods (0.7%)

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		436,000	470,355

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26		94,000	94,746

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		253,000	320,794

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47		777,000	821,209

			1,707,104
Communication services (2.4%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6.125%, 3/30/40 (Mexico)		100,000	123,861

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)		235,000	238,252

American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)		258,000	248,628

AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		455,000	462,357

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		484,000	565,061

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		178,000	183,835

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		118,000	123,374

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22		56,000	72,064

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		138,000	137,608

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		60,000	79,514

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		490,000	478,833

Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		290,000	284,102

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		476,000	464,008

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)		192,000	208,445

Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)		336,000	342,906

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20		152,000	159,413

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)		34,000	45,544

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)		150,000	155,718

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		548,438	550,494

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)		600,000	633,750

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48		54,000	53,838

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		390,000	404,625

			6,016,230
Consumer cyclicals (3.5%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39		92,000	139,301

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		405,000	396,367

Amazon.com, Inc. 144A sr. unsec. bonds 4.05%, 8/22/47		460,000	477,299

Amazon.com, Inc. 144A sr. unsec. notes 3.15%, 8/22/27		445,000	436,439

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20		155,000	162,566

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		313,000	289,927

CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26		140,000	141,935

D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5.75%, 8/15/23		340,000	377,009

Ecolab, Inc. 144A sr. unsec. unsub. bonds 3.25%, 12/1/27		760,000	747,867

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26		212,000	214,166

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		242,000	240,856

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)		215,000	257,449

Grupo Televisa SAB sr. unsec. unsub. notes 5.00%, 5/13/45 (Mexico)		250,000	245,490

Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24		125,000	124,423

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		655,000	669,738

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)		49,000	53,271

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)		23,000	24,490

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23		128,000	128,311

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		700,000	726,250

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		164,000	159,695

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27		408,000	404,621

Moody's Corp. 144A sr. unsec. bonds 3.25%, 1/15/28		224,000	217,834

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26		176,000	174,971

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		146,000	145,246

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25		93,000	93,491

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24		238,000	248,678

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26		156,000	166,252

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		630,000	626,850

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		268,000	272,020

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27		76,000	74,796

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26		128,000	118,339

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27		220,000	220,982

			8,776,929
Consumer staples (2.0%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46		526,000	594,385

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26		160,000	161,926

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		635,000	630,238

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		45,063	49,156

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32		280,543	338,775

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		12,000	12,175

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		68,000	89,666

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		378,000	439,407

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24		277,000	282,499

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes 3.875%, 6/27/24 (Mexico)		550,000	559,334

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4.875%, 6/27/44 (Mexico)		500,000	506,208

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46		185,000	180,863

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40		297,000	370,727

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		481,000	490,620

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26		185,000	179,891

			4,885,870
Energy (4.5%)

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)		79,000	78,030

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)		172,000	173,202

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		206,000	247,458

Cenovus Energy, Inc. sr. unsec. notes 4.25%, 4/15/27 (Canada)		276,000	273,881

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		315,000	325,238

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		680,000	676,761

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22		106,000	106,878

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		442,000	441,967

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27		480,000	470,074

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)		310,000	319,300

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41		36,000	46,110

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)		160,000	170,080

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)		284,000	341,751

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		1,002,000	1,067,130

Petrobras Global Finance BV 144A company guaranty sr. unsec. notes 5.299%, 1/27/25 (Brazil)		239,000	240,494

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)		23,000	5,424

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)		155,000	35,495

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)		315,000	289,800

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)		625,000	662,027

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)		1,281,000	1,264,347

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes Ser. REGS, 6.50%, 3/13/27 (Mexico)		818,000	894,786

Philips 66 Partners LP sr. unsec. bonds 3.75%, 3/1/28		394,000	389,726

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		20,000	20,118

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		640,000	679,575

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		144,000	140,315

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		132,000	157,466

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28		290,000	287,100

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		476,000	492,065

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26		140,000	144,339

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24		404,000	420,997

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22		124,000	125,913

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24		166,000	172,848

			11,160,695
Financials (9.4%)

Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27		100,000	97,829

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		425,000	453,773

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity		172,000	174,795

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		414,000	563,040

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42		436,000	431,563

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)		385,000	388,850

Banco Santander SA company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)		200,000	214,128

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		460,000	514,625

Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		205,000	199,975

Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)		455,000	466,475

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		324,000	338,988

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		215,000	229,655

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		740,000	762,018

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		256,000	280,635

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		120,000	121,632

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		156,000	168,698

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		184,000	196,018

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		412,000	446,662

Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		760,000	792,545

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		220,000	226,050

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%, perpetual maturity (Netherlands)		790,000	871,963

Credit Agricole SA 144A unsec.sub. FRN 4.00%, 1/10/33 (France)		400,000	394,505

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		200,000	215,750

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)		850,000	873,448

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		1,000,000	1,342,500

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		66,000	66,165

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		532,000	537,353

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		9,000	11,844

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8.125%, 6/15/38		176,000	179,300

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)		124,000	124,100

Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)		281,000	275,417

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)		118,000	120,822

HSBC Bank USA, NA unsec. sub. notes 7.00%, 1/15/39		250,000	361,201

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)		456,000	738,720

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)		631,000	698,088

JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		1,840,000	1,859,072

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37		303,000	383,295

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN BBA LIBOR USD 3 Month + 2.91%, 4.493%, 3/15/37		172,000	168,990

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)		530,000	630,700

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39		508,000	817,861

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		230,000	303,169

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)		155,000	161,796

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		240,000	243,524

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33		30,000	37,642

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25		100,000	101,915

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		72,000	78,210

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		139,000	147,166

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40		68,000	92,516

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		127,000	134,734

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)		270,000	284,960

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)		275,000	298,375

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39		136,000	187,979

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		209,000	204,214

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)		300,000	333,812

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		579,000	595,008

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)		465,000	481,813

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)		500,000	571,909

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)		699,000	706,755

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38		276,000	376,496

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)		448,000	462,394

			23,543,435
Health care (1.2%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25		$9,000	9,083

Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		253,000	275,351

Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		127,000	119,581

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47		492,000	521,265

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27		422,000	415,753

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		88,000	92,070

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		310,000	315,859

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		75,000	78,094

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)		144,000	137,880

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)		80,000	82,334

Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		340,000	357,405

Service Corp. International sr. unsec. notes 4.625%, 12/15/27		140,000	138,775

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)		352,000	337,680

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)		188,000	182,319

			3,063,449
Supra-Nation (1.9%)

European Investment Bank sr. unsec. unsub. bonds 5.625%, 6/7/32 (Supra-Nation)	GBP	1,900,000	3,917,098

European Investment Bank sr. unsec. unsub. notes Ser. EMTN, 4.125%, 4/15/24 (Supra-Nation)	EUR	450,000	687,929

			4,605,027
Technology (1.0%)

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24		$133,000	135,507

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		627,000	610,177

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		117,000	153,542

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23		594,000	636,409

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18		80,000	80,744

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		275,000	265,614

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		605,000	612,563

			2,494,556
Transportation (0.3%)

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40		8,000	10,241

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19		27,244	29,287

Norfolk Southern Corp. 144A sr. unsec. unsub. bonds 4.05%, 8/15/52		148,000	148,581

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		287,000	278,033

Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22		135,104	145,943

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22		24,218	26,006

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26		146,074	147,603

			785,694
Utilities and power (2.1%)

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27		270,000	282,741

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		33,000	35,108

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32		84,000	108,059

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26		210,000	205,207

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		164,000	168,979

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24		653,000	706,873

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42		177,000	203,570

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22		168,000	178,660

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44		830,000	985,378

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)		155,000	200,556

IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		175,000	173,710

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		250,000	266,897

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21		32,000	32,428

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23		32,000	31,631

NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77		320,000	321,600

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, BBA LIBOR USD 3 Month + 2.53%, 4.011%, 6/1/67		192,000	190,560

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19		530,000	568,221

WEC Energy Group jr. unsec. sub. FRN BBA LIBOR USD 3 Month + 2.11%, 3.528%, 5/15/67		664,000	643,861

			5,304,039

Total corporate bonds and notes (cost $73,550,611)			$76,520,295

MORTGAGE-BACKED SECURITIES (23.0%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (7.9%)

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, 1 Month US LIBOR + 1.70%, 3.261%, 10/25/27 (Bermuda)		$624,744	$626,696

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK (-4.024 x 1 Month US LIBOR) + 25.79%, 19.518%, 4/15/37		12,625	17,794
IFB Ser. 3072, Class SM (-3.667 x 1 Month US LIBOR) + 23.80%, 18.079%, 11/15/35		42,386	56,630
IFB Ser. 3249, Class PS (-3.3 x 1 Month US LIBOR) + 22.28%, 17.129%, 12/15/36		24,622	31,868
IFB Ser. 3065, Class DC (-3 x 1 Month US LIBOR) + 19.86%, 15.182%, 3/15/35		60,372	75,935
IFB Ser. 2990, Class LB (-2.556 x 1 Month US LIBOR) + 16.95%, 12.96%, 6/15/34		34,522	39,121
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, 1 Month US LIBOR + 4.75%, 6.311%, 10/25/24		470,000	523,800
IFB Ser. 4076, Class MS, IO (-1 x 1 Month US LIBOR) + 6.70%, 5.141%, 7/15/40		1,607,197	212,785
Ser. 3707, Class PI, IO, 4.50%, 7/15/25		135,162	8,650
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 1 Month US LIBOR + 2.60%, 4.161%, 12/25/27		300,133	306,511
Ser. 4355, Class DI, IO, 4.00%, 3/15/44		1,682,397	267,081
Ser. 4193, Class PI, IO, 4.00%, 3/15/43		1,230,936	191,904
Ser. 4369, Class IA, IO, 3.50%, 7/15/44		1,697,628	333,800
Ser. 4141, Class PI, IO, 3.00%, 12/15/42		2,336,768	265,714
Ser. 4165, Class TI, IO, 3.00%, 12/15/42		5,693,203	576,437
Ser. 4206, Class IP, IO, 3.00%, 12/15/41		1,922,454	184,908
Ser. 3300, PO, zero %, 2/15/37		3,096	2,630
Ser. 3326, Class WF, zero %, 10/15/35 (WAC)		1,810	1,302

Federal National Mortgage Association
IFB Ser. 06-8, Class HP (-3.667 x 1 Month US LIBOR) + 24.57%, 18.842%, 3/25/36		33,082	47,643
IFB Ser. 07-53, Class SP (-3.667 x 1 Month US LIBOR) + 24.20%, 18.475%, 6/25/37		36,072	48,900
IFB Ser. 05-75, Class GS (-3 x 1 Month US LIBOR) + 20.25%, 15.566%, 8/25/35		25,106	30,470
Ser. 17-113, IO, 5.00%, 1/25/38		1,524,683	249,579
IFB Ser. 10-46, Class SB, IO (-1 x 1 Month US LIBOR) + 6.45%, 4.889%, 5/25/40		365,474	61,562
IFB Ser. 12-103, Class LS, IO (-1 x 1 Month US LIBOR) + 6.00%, 4.439%, 9/25/42		1,989,888	294,625
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42		1,349,916	175,759
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43		1,288,340	151,380
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42		2,912,290	232,983
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42		2,853,797	235,809
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41		3,466,107	211,225
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40		2,461,965	255,429
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 1 Month US LIBOR + 1.35%, 2.911%, 1/25/29		223,758	224,961
Ser. 07-64, Class LO, PO, zero %, 7/25/37		3,753	3,382

Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40		1,490,978	355,971
IFB Ser. 13-124, Class BS, IO (-1 x 1 Month US LIBOR) + 6.65%, 5.089%, 8/20/38		2,505,375	259,933
Ser. 14-76, IO, 5.00%, 5/20/44		778,071	173,302
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44		1,582,572	330,425
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40		260,100	56,673
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40		532,603	116,170
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39		168,395	37,434
IFB Ser. 10-171, Class SB, IO (-1 x 1 Month US LIBOR) + 6.45%, 4.891%, 12/16/40		1,157,390	190,333
IFB Ser. 16-77, Class SL, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.589%, 3/20/43		2,424,438	270,060
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45		1,974,294	411,028
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43		1,534,834	314,641
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42		2,685,947	510,330
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40		641,505	89,182
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40		1,265,827	259,646
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40		902,444	178,665
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38		219,341	9,895
Ser. 16-19, Class PI, IO, 4.00%, 2/20/46		1,765,009	329,421
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45		3,557,188	574,415
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45		1,516,157	281,672
Ser. 15-40, IO, 4.00%, 3/20/45		1,414,645	293,115
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44		1,910,686	331,982
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42		544,596	92,951
Ser. 15-94, Class NI, IO, 4.00%, 12/20/41		3,751,328	396,740
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45		3,026,338	454,632
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42		874,120	140,987
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42		1,484,465	296,893
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41		1,429,030	189,674
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40		1,072,356	53,371
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39		1,799,584	151,752
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38		1,168,327	137,218
Ser. 17-H02, Class BI, IO, 2.469%, 1/20/67(WAC)		3,725,396	512,242
Ser. 17-H04, Class BI, IO, 2.461%, 2/20/67(WAC)		3,454,598	494,698
Ser. 16-H23, Class NI, IO, 2.439%, 10/20/66(WAC)		4,655,484	592,643
Ser. 16-H20, Class NI, IO, 2.33%, 9/20/66(WAC)		2,235,801	245,938
Ser. 16-H16, Class EI, IO, 2.236%, 6/20/66(WAC)		3,789,535	468,387
Ser. 17-H11, Class NI, IO, 2.203%, 5/20/67(WAC)		3,941,726	496,851
Ser. 15-H26, Class DI, IO, 2.057%, 10/20/65(WAC)		2,680,022	276,846
Ser. 16-H13, Class EI, IO, 2.034%, 4/20/66		2,872,167	326,709
Ser. 17-H19, Class MI, IO, 2.014%, 4/20/67(WAC)		2,285,226	273,770
Ser. 15-H09, Class AI, IO, 1.997%, 4/20/65(WAC)		5,875,199	532,646
Ser. 15-H03, Class DI, IO, 1.89%, 1/20/65(WAC)		4,859,264	443,651
Ser. 16-H01, Class AI, IO, 1.88%, 1/20/66(WAC)		2,358,238	200,450
Ser. 14-H21, Class AI, IO, 1.80%, 10/20/64(WAC)		3,025,484	259,783
Ser. 16-H07, Class HI, IO, 1.749%, 2/20/66(WAC)		3,756,810	340,720
Ser. 15-H26, Class EI, IO, 1.717%, 10/20/65(WAC)		3,092,414	286,048
Ser. 15-H25, Class AI, IO, 1.615%, 9/20/65(WAC)		3,148,818	259,777
Ser. 14-H12, Class BI, IO, 1.553%, 5/20/64(WAC)		3,978,049	311,891
Ser. 16-H25, Class GI, IO, 1.511%, 11/20/66(WAC)		4,471,756	249,256

			19,808,090
Commercial mortgage-backed securities (9.5%)

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.051%, 7/10/42(WAC)		31,107	7
FRB Ser. 07-5, Class XW, IO, 0.009%, 2/10/51(WAC)		1,406,611	14

Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, zero %, 7/25/23	CAD	1,314,914	1
Ser. 07-CD1A, IO, zero %, 3/25/21	CAD	301,186	1

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.279%, 3/11/39(WAC)		$575,830	450,136
FRB Ser. 06-PW11, Class C, 5.279%, 3/11/39 (In default)(NON)(WAC)		403,000	163,699
FRB Ser. 06-PW14, Class X1, IO, 0.415%, 12/11/38(WAC)		209,941	3,044

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)		393,310	15

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class E, 6.072%, 4/15/44(WAC)		285,050	185,524
FRB Ser. 11-C2, Class E, 5.754%, 12/15/47(WAC)		1,053,000	1,026,959

Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47		477,000	484,742

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.486%, 10/15/49(WAC)		3,831,609	38

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.855%, 5/15/46(WAC)		181,106	184,295

COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.735%, 7/15/47(WAC)		393,000	398,800
FRB Ser. 14-CR17, Class C, 4.735%, 5/10/47(WAC)		478,000	466,181
FRB Ser. 14-UBS6, Class C, 4.465%, 12/10/47(WAC)		369,000	365,434
Ser. 12-CR2, Class AM, 3.791%, 8/15/45		356,000	371,923
FRB Ser. 12-CR1, Class XA, IO, 1.877%, 5/15/45(WAC)		2,703,489	175,885
FRB Ser. 14-UBS6, Class XA, IO, 1.017%, 12/10/47(WAC)		10,207,811	470,264

COMM Mortgage Trust 144A Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)		489,000	328,663

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.068%, 1/15/49(WAC)		921,335	9

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40		6,989	6,991
FRB Ser. 03-C3, Class AX, IO, 2.053%, 5/15/38(WAC)		49,586	1

Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 06-C4, Class AX, IO, 0.184%, 9/15/39(WAC)		349,810	4

CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.298%, 4/15/50(WAC)		285,000	289,682

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.363%, 12/15/49(WAC)		808,000	816,282

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.341%, 8/10/44(WAC)		918,000	951,688

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.286%, 12/10/49(WAC)		9,786,122	19,378

GS Mortgage Securities Trust FRB Ser. 13-GC10, Class XA, IO, 1.551%, 2/10/46(WAC)		8,540,221	524,711

GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.051%, 8/10/43(WAC)		257,000	263,493
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45(WAC)		771,000	736,020
FRB Ser. 13-GC10, Class E, 4.411%, 2/10/46(WAC)		650,000	504,470

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.569%, 8/15/46(WAC)		211,000	214,632
FRB Ser. 15-C33, Class XA, IO, 1.025%, 12/15/48(WAC)		3,886,579	245,165
FRB Ser. 14-C22, Class XA, IO, 0.918%, 9/15/47(WAC)		10,867,581	489,784
FRB Ser. 13-C12, Class XA, IO, 0.653%, 7/15/45(WAC)		23,776,107	489,265

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-LDP7, Class B, 5.949%, 4/17/45(WAC)		914,000	73,120
Ser. 12-C6, Class AS, 4.117%, 5/15/45		239,000	246,213
Ser. 13-C10, Class AS, 3.372%, 12/15/47		133,000	131,110
FRB Ser. 13-LC11, Class XA, IO, 1.33%, 4/15/46(WAC)		4,960,584	262,564
FRB Ser. 13-C16, Class XA, IO, 1.107%, 12/15/46(WAC)		11,767,750	436,822
FRB Ser. 06-CB17, Class X, IO, 0.60%, 12/12/43(WAC)		783,570	11,808
FRB Ser. 06-LDP8, Class X, IO, 0.307%, 5/15/45(WAC)		162,893	2
FRB Ser. 07-LDPX, Class X, IO, 0.141%, 1/15/49(WAC)		2,715,606	18,499

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.136%, 5/15/45(WAC)		1,313,000	1,165,723
FRB Ser. 12-C8, Class D, 4.654%, 10/15/45(WAC)		1,260,000	1,222,330
FRB Ser. 12-LC9, Class D, 4.372%, 12/15/47(WAC)		251,000	254,882
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51(WAC)		436,097	4

LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.269%, 2/15/40(WAC)		55,801	9

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.513%, 9/15/39(WAC)		3,732,201	23,722
FRB Ser. 07-C2, Class XCL, IO, 0.269%, 2/15/40(WAC)		357,636	60
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40(WAC)		43,583	2

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.113%, 4/20/48(WAC)		373,000	327,031

Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.274%, 12/15/49(WAC)		35,926	1,706

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.489%, 10/15/47(WAC)		495,000	485,938
FRB Ser. 14-C17, Class C, 4.451%, 8/15/47(WAC)		498,000	488,918
Ser. 12-C5, Class AS, 3.792%, 8/15/45		850,000	867,751

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class D, 4.575%, 11/15/45(WAC)		278,000	279,824
FRB Ser. 12-C6, Class XA, IO, 1.634%, 11/15/45(WAC)		6,077,124	372,795

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)		477,000	47,700
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44(WAC)		168,889	168,297

Morgan Stanley Capital I Trust 144A
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39(WAC)		74,768	74,161
FRB Ser. 11-C3, Class D, 5.155%, 7/15/49(WAC)		187,000	191,861
FRB Ser. 05-HQ5, Class X1, IO, 0.015%, 1/14/42(WAC)		1,247,808	15,735

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.684%, 12/10/45(WAC)		3,586,280	219,434

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.291%, 10/15/44(WAC)		357,000	355,221
FRB Ser. 07-C34, IO, 0.144%, 5/15/46(WAC)		362,099	181

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.291%, 7/15/46(WAC)		363,000	346,007
FRB Ser. 16-LC25, Class XA, IO, 1.084%, 12/15/59(WAC)		3,163,807	196,279

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47(WAC)		206,000	209,769
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)		799,000	837,240
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)		507,000	522,940
Ser. 13-C11, Class AS, 3.311%, 3/15/45		153,000	154,482
FRB Ser. 13-C14, Class XA, IO, 0.799%, 6/15/46(WAC)		16,636,625	523,555

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.671%, 11/15/44(WAC)		183,000	194,666
FRB Ser. 11-C5, Class E, 5.671%, 11/15/44(WAC)		453,000	453,374
FRB Ser. 11-C2, Class D, 5.651%, 2/15/44(WAC)		447,000	445,269
Ser. 11-C4, Class E, 5.247%, 6/15/44(WAC)		861,000	774,258
FRB Ser. 12-C10, Class D, 4.447%, 12/15/45(WAC)		298,000	265,173
FRB Ser. 12-C10, Class XA, IO, 1.581%, 12/15/45(WAC)		4,030,610	244,779
FRB Ser. 13-C12, Class XA, IO, 1.285%, 3/15/48(WAC)		1,090,233	54,988

			23,593,402
Residential mortgage-backed securities (non-agency) (5.6%)

BankUnited Trust FRB Ser. 05-1, Class 1A1, 1 Month US LIBOR + 0.30%, 1.861%, 9/25/45		325,964	309,568

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.628%, 5/25/35(WAC)		576,260	590,667

Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, 1 Month US LIBOR + 0.96%, 2.092%, 8/25/46		329,902	286,429
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR + 0.94%, 2.072%, 6/25/46		685,413	602,307
FRB Ser. 06-OA10, Class 4A1, 1 Month US LIBOR + 0.19%, 1.751%, 8/25/46		603,381	495,014

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 1 Month US LIBOR + 5.90%, 7.461%, 10/25/28		166,780	193,688
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 1 Month US LIBOR + 5.70%, 7.261%, 4/25/28		288,651	332,383
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 1 Month US LIBOR + 5.55%, 7.111%, 4/25/28		1,537,406	1,729,557
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, 1 Month US LIBOR + 5.30%, 6.861%, 10/25/28		566,000	665,346
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 1 Month US LIBOR + 5.00%, 6.561%, 7/25/25		147,644	163,307
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, 1 Month US LIBOR + 4.30%, 5.861%, 2/25/25		124,827	136,943
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 1 Month US LIBOR + 4.00%, 5.561%, 5/25/25		281,287	307,160
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, 1 Month US LIBOR + 2.60%, 4.161%, 5/25/24		562,000	598,221

MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13, Class 3A7, 3.464%, 11/21/34(WAC)		458,658	467,372

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.42%, 2/25/35(WAC)		250,161	251,959

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47		170,000	141,950

Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, 1 Month US LIBOR + 0.52%, 2.081%, 3/25/34		237,528	234,437

Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, 1 Month US LIBOR + 0.90%, 2.461%, 11/25/34		1,120,805	1,118,114

Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, 1 Month US LIBOR + 0.85%, 2.411%, 5/25/47		485,646	440,724
FRB Ser. 07-AR1, Class 2A1, 1 Month US LIBOR + 0.18%, 1.741%, 1/25/37		294,291	280,731

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.286%, 9/25/35(WAC)		331,635	333,258
FRB Ser. 05-AR12, Class 1A8, 3.211%, 10/25/35(WAC)		910,141	905,590
FRB Ser. 05-AR9, Class A1C3, 1 Month US LIBOR + 0.96%, 2.521%, 7/25/45		680,913	674,172
FRB Ser. 05-AR1, Class A1B, 1 Month US LIBOR + 0.78%, 2.341%, 1/25/45		351,569	335,748
FRB Ser. 05-AR13, Class A1C3, 1 Month US LIBOR + 0.49%, 2.051%, 10/25/45		1,215,973	1,209,633
FRB Ser. 05-AR2, Class 2A1B, 1 Month US LIBOR + 0.37%, 1.931%, 1/25/45		560,760	549,657

Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR2, Class 1A1, 3.622%, 3/25/36(WAC)		289,980	292,155
FRB Ser. 06-AR5, Class 1A1, 3.354%, 4/25/36(WAC)		295,868	297,347

			13,943,437

Total mortgage-backed securities (cost $58,538,972)			$57,344,929

PURCHASED SWAP OPTIONS OUTSTANDING (1.4%)(a)
	Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		$30,992,500	$230,894

(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		13,946,600	106,552

2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		13,946,600	38,353

1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		30,992,500	3,099

Citibank, N.A.

(2.66975)/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.66975		16,088,700	197,569

(2.675)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.675		16,088,700	142,707

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		1,363,700	139,547

2.44325/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.44325		16,088,700	9,653

2.493/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.493		16,088,700	2,252

(1.091)/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.091	EUR	2,124,800	1,530

2.442/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.442		$8,044,000	1,528

2.195/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.195		8,044,300	161

2.28/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.28		12,397,000	124

2.39175/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.39175		21,451,600	21

1.9175/3 month USD-LIBOR-BBA/Mar-19	Mar-18/1.9175		18,596,000	19

Credit Suisse International

(2.43625)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.43625		8,305,000	229,799

(2.69)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.69		9,297,800	86,284

Goldman Sachs International

(2.6155)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6155		16,088,700	206,901

(2.7575)/3 month USD-LIBOR-BBA/Jan-38	Jan-28/2.7575		1,593,600	101,624

1.673/3 month GBP-LIBOR-BBA/Oct-48	Oct-18/1.673	GBP	1,530,000	82,398

2.7575/3 month USD-LIBOR-BBA/Jan-38	Jan-28/2.7575		$1,593,600	80,764

1.522/3 month GBP-LIBOR-BBA/Oct-28	Oct-18/1.522	GBP	3,931,000	64,242

2.6295/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6295		$16,088,700	32,660

(-0.154)/6 month EUR-EURIBOR-Reuters/Feb-20	Feb-18/-0.154	EUR	21,248,000	24,534

2.5665/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.5665		$16,088,700	16,732

2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695		2,603,400	15,907

2.6175/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6175		8,044,400	13,273

2.5525/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.5525		8,044,400	6,355

2.485/3 month USD-LIBOR-BBA/Mar-48	Mar-18/2.485		1,239,700	2,926

1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175		11,281,300	903

2.27/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.27		2,975,300	684

2.4445/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.4445		16,088,700	644

-0.154/6 month EUR-EURIBOR-Reuters/Feb-20	Feb-18/-0.154	EUR	21,248,000	528

JPMorgan Chase Bank N.A.

(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		$30,992,500	234,614

1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	1,551,000	139,436

(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		$13,946,600	107,668

1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	3,889,000	104,873

(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		$1,593,600	101,608

(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	99,361

2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	82,548

2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	80,668

2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		13,946,600	37,795

(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68		12,397,000	14,876

0.882/3 month GBP-LIBOR-BBA/Nov-19	Nov-18/0.882	GBP	10,624,000	7,844

1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		$30,992,500	3,099

2.38/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.38		8,044,000	80

2.3225/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.3225		10,725,800	11

Morgan Stanley & Co. International PLC

(2.66)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.66		16,088,700	167,966

(2.7425)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.7425		21,451,600	124,634

(0.303)/6 month EUR-EURIBOR-Reuters/Mar-23	Mar-18/0.303	EUR	8,499,200	111,537

(0.442)/6 month EUR-EURIBOR-Reuters/Apr-23	Apr-18/0.442	EUR	8,223,000	62,072

(2.48375)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.48375		$12,397,000	34,092

(2.49275)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.49275		12,397,000	33,596

(-0.152)/6 month EUR-EURIBOR-Reuters/Feb-20	Feb-18/-0.152	EUR	21,248,000	23,742

(2.61575)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.61575		$12,397,000	21,943

2.5725/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.5725		21,451,600	15,874

2.50/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.50		16,088,700	4,344

-0.152/6 month EUR-EURIBOR-Reuters/Feb-20	Feb-18/-0.152	EUR	21,248,000	791

1.85125/3 month USD-LIBOR-BBA/Apr-19	Apr-18/1.85125		$18,595,500	186

Total purchased swap options outstanding (cost $3,145,255)				$3,456,425

ASSET-BACKED SECURITIES (0.4%)(a)
	Principal amount	Value

Loan Depot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, 1 Month US LIBOR + 0.80%, 2.361%, 11/25/50	$329,000	$329,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1 Month US LIBOR + 0.90%, 2.461%, 2/25/49	558,333	558,333

Total asset-backed securities (cost $887,333)		$887,333

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7.50%, 4/1/34	$100,000	$146,552

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718%, 1/1/49	95,000	140,538

OH State U. Rev. Bonds (Build America Bonds), 4.91%, 6/1/40	115,000	136,599

Total municipal bonds and notes (cost $310,601)		$423,689

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/$98.72	$5,000,000	$5,000,000	$15,370

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.59	5,000,000	5,000,000	17,380

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.56	5,000,000	5,000,000	17,910

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.47	5,000,000	5,000,000	19,565

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.44	5,000,000	5,000,000	20,140

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.31	5,000,000	5,000,000	22,550

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.19	5,000,000	5,000,000	25,140

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.34	5,000,000	5,000,000	78,145

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.21	5,000,000	5,000,000	72,840

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.09	5,000,000	5,000,000	67,695

Total purchased options outstanding (cost $341,016)				$356,735

SHORT-TERM INVESTMENTS (11.2%)(a)
		Principal amount/shares	Value

Portugal (Republic of) Treasury bills with effective yields ranging from 10.671% to 11.727%, 5/18/18	EUR	930,000	$1,156,142

Putnam Short Term Investment Fund 1.45%(AFF)	Shares	12,656,145	12,656,145

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25%(P)	Shares	350,000	350,000

U.S. Treasury Bills 1.509%, 6/14/18		$3,390,000	3,371,463

U.S. Treasury Bills 1.499%, 6/7/18(SEGSF)(SEGCCS)		525,000	522,248

U.S. Treasury Bills 1.450%, 5/24/18(SEGSF)		220,000	218,987

U.S. Treasury Bills 1.441%, 5/10/18(SEGSF)(SEGCCS)		697,000	694,253

U.S. Treasury Bills 1.425%, 4/26/18(SEGCCS)		143,000	142,526

U.S. Treasury Bills 1.413%, 4/19/18(SEG)(SEGSF)(SEGCCS)		853,000	850,468

U.S. Treasury Bills 1.408%, 4/12/18(SEGCCS)		326,000	325,134

U.S. Treasury Bills 1.402%, 4/5/18(SEGSF)(SEGCCS)		427,000	426,006

U.S. Treasury Bills 1.320%, 3/15/18(SEG)(SEGSF)(SEGCCS)		3,847,000	3,841,045

U.S. Treasury Bills 1.311%, 3/8/18(SEGSF)		55,000	54,928

U.S. Treasury Bills 1.129%, 2/15/18(SEGSF)(SEGCCS)		491,000	490,771

U.S. Treasury Bills 1.113%, 2/8/18(SEGSF)(SEGCCS)		246,000	245,942

U.S. Treasury Bills 1.065%, 2/1/18(SEGSF)(SEGCCS)		2,722,000	2,722,000

Total short-term investments (cost $28,013,758)			$28,068,058

TOTAL INVESTMENTS

Total investments (cost $372,855,317)			$374,451,390

FORWARD CURRENCY CONTRACTS at 1/31/18 (aggregate face value $105,655,810) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/18/18	$629,950	$632,854	$(2,904)
	British Pound	Sell	3/21/18	2,872,351	2,736,436	(135,915)
	Canadian Dollar	Buy	4/18/18	2,675,651	2,660,448	15,203
	Czech Koruna	Buy	3/21/18	276,341	267,054	9,287
	Euro	Buy	3/21/18	4,830,955	4,836,805	(5,850)
	Japanese Yen	Buy	2/22/18	1,085,679	1,087,215	(1,536)
	Japanese Yen	Sell	2/22/18	1,085,679	1,061,948	(23,731)
	Mexican Peso	Buy	4/11/18	666,812	664,301	2,511
	Mexican Peso	Sell	4/11/18	666,812	662,889	(3,923)
	New Zealand Dollar	Sell	4/18/18	637,006	632,475	(4,531)
	Norwegian Krone	Buy	3/21/18	468,435	429,842	38,593
	Russian Ruble	Buy	3/21/18	272,465	299,385	(26,920)
	Swedish Krona	Sell	3/21/18	685,559	679,590	(5,969)
	Swiss Franc	Buy	3/21/18	649,070	644,357	4,713
	Swiss Franc	Sell	3/21/18	649,394	622,764	(26,630)
Barclays Bank PLC
	Australian Dollar	Buy	4/18/18	565,819	549,315	16,504
	British Pound	Sell	3/21/18	253,338	237,678	(15,660)
	Canadian Dollar	Buy	4/18/18	586,624	577,237	9,387
	Euro	Buy	3/21/18	827,949	823,412	4,537
	Japanese Yen	Buy	2/22/18	975,719	958,580	17,139
	Japanese Yen	Sell	2/22/18	975,719	951,018	(24,701)
	Norwegian Krone	Buy	3/21/18	33,023	48,337	(15,314)
	Swedish Krona	Sell	3/21/18	1,289,434	1,231,941	(57,493)
	Swiss Franc	Sell	3/21/18	474,374	429,983	(44,391)
Citibank, N.A.
	Australian Dollar	Buy	4/18/18	1,266,667	1,254,077	12,590
	Brazilian Real	Buy	4/3/18	78,013	90,333	(12,320)
	British Pound	Buy	3/21/18	624,881	609,284	15,597
	Canadian Dollar	Sell	4/18/18	631,216	623,203	(8,013)
	Danish Krone	Sell	3/21/18	208,338	192,829	(15,509)
	Euro	Buy	3/21/18	5,728	154,686	(148,958)
	Japanese Yen	Sell	2/22/18	684,548	427,918	(256,630)
	New Zealand Dollar	Sell	4/18/18	632,956	628,456	(4,500)
	Norwegian Krone	Buy	3/21/18	965,593	899,657	65,936
	Swedish Krona	Sell	3/21/18	1,287,919	1,232,959	(54,960)
	Thai Baht	Buy	2/22/18	450,147	435,373	14,774
Credit Suisse International
	Euro	Sell	3/21/18	263,529	209,023	(54,506)
	Japanese Yen	Sell	2/22/18	637,919	604,858	(33,061)
	New Zealand Dollar	Sell	4/18/18	631,335	623,474	(7,861)
	Norwegian Krone	Buy	3/21/18	41,312	60,026	(18,714)
	Swedish Krona	Sell	3/21/18	352,495	334,104	(18,391)
Goldman Sachs International
	Australian Dollar	Buy	4/18/18	2,891,856	2,833,991	57,865
	Brazilian Real	Sell	4/3/18	162,794	144,213	(18,581)
	British Pound	Sell	3/21/18	463,433	258,082	(205,351)
	Canadian Dollar	Sell	4/18/18	629,019	617,910	(11,109)
	Chinese Yuan (Offshore)	Buy	2/22/18	40,653	38,487	2,166
	Chinese Yuan (Offshore)	Sell	2/22/18	40,653	40,337	(316)
	Euro	Buy	3/21/18	2,634,297	2,704,319	(70,022)
	Japanese Yen	Sell	2/22/18	5,416,373	5,197,271	(219,102)
	Mexican Peso	Buy	4/11/18	2,909,572	2,817,372	92,200
	Mexican Peso	Sell	4/11/18	2,909,572	2,856,016	(53,556)
	Mexican Peso	Sell	4/18/18	1,003	962	(41)
	New Zealand Dollar	Sell	4/18/18	1,973,098	1,903,929	(69,169)
	Norwegian Krone	Buy	3/21/18	577,508	545,701	31,807
	South African Rand	Sell	4/18/18	890,654	843,144	(47,510)
	Swedish Krona	Sell	3/21/18	573,727	542,248	(31,479)
	Swiss Franc	Buy	3/21/18	32,674	75,247	(42,573)
HSBC Bank USA, National Association
	Canadian Dollar	Buy	4/18/18	632,193	630,536	1,657
	Euro	Buy	3/21/18	1,523,638	1,469,809	53,829
	Japanese Yen	Buy	2/22/18	634,862	637,770	(2,908)
	Japanese Yen	Sell	2/22/18	634,862	610,338	(24,524)
	Mexican Peso	Sell	4/18/18	144,590	127,200	(17,390)
	New Zealand Dollar	Sell	4/18/18	3,829	3,690	(139)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/18/18	1,443,994	1,411,797	32,197
	British Pound	Buy	3/21/18	2,139,647	2,057,984	81,663
	Canadian Dollar	Buy	4/18/18	1,355,606	1,333,507	22,099
	Euro	Buy	3/21/18	11,219,174	10,911,479	307,695
	Japanese Yen	Sell	2/22/18	3,895,587	3,479,040	(416,547)
	Mexican Peso	Buy	4/11/18	354,251	351,641	2,610
	Mexican Peso	Sell	4/11/18	354,251	349,933	(4,318)
	New Zealand Dollar	Sell	4/18/18	956,687	927,429	(29,258)
	Norwegian Krone	Buy	3/21/18	782,209	733,559	48,650
	Singapore Dollar	Buy	2/22/18	274,542	269,890	4,652
	South Korean Won	Buy	2/22/18	2,402,052	2,344,977	57,075
	Swedish Krona	Sell	3/21/18	2,216,940	2,116,452	(100,488)
	Swiss Franc	Buy	3/21/18	159,814	186,266	(26,452)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/18/18	1,141,789	1,129,041	12,748
	Canadian Dollar	Sell	4/18/18	625,357	616,307	(9,050)
	Euro	Buy	3/21/18	1,284,269	1,244,135	40,134
	Japanese Yen	Sell	2/22/18	41,314	33,797	(7,517)
	New Zealand Dollar	Sell	4/18/18	1,217,381	1,196,231	(21,150)
	Norwegian Krone	Buy	3/21/18	212,535	198,059	14,476
	Swedish Krona	Sell	3/21/18	1,249,878	1,179,782	(70,096)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/18/18	393,407	377,186	16,221
	Canadian Dollar	Buy	4/18/18	6,592	5,652	940
	Euro	Sell	3/21/18	647,739	497,743	(149,996)
	Hungarian Forint	Buy	3/21/18	262,044	249,679	12,365
	Israeli Shekel	Buy	4/18/18	159,796	160,068	(272)
	Japanese Yen	Sell	2/22/18	400,842	408,321	7,479
	New Zealand Dollar	Buy	4/18/18	215,036	207,472	7,564
	Norwegian Krone	Buy	3/21/18	248,546	207,784	40,762
	Polish Zloty	Sell	3/21/18	172,616	153,958	(18,658)
	Swedish Krona	Sell	3/21/18	151,465	144,828	(6,637)
UBS AG
	Australian Dollar	Buy	4/18/18	1,498,376	1,455,005	43,371
	Canadian Dollar	Buy	4/18/18	660,185	649,606	10,579
	Euro	Buy	3/21/18	5,895,284	5,658,882	236,402
	Japanese Yen	Sell	2/22/18	628,596	663,297	34,701
	New Zealand Dollar	Sell	4/18/18	1,862,340	1,798,321	(64,019)
	Norwegian Krone	Buy	3/21/18	1,520,848	1,418,576	102,272
	Swedish Krona	Sell	3/21/18	645,226	610,610	(34,616)
WestPac Banking Corp.
	Canadian Dollar	Sell	4/18/18	40,117	39,422	(695)
	Euro	Buy	3/21/18	660,940	634,168	26,772
	Japanese Yen	Buy	2/22/18	639,961	623,765	16,196
	Japanese Yen	Sell	2/22/18	639,961	615,465	(24,496)

Unrealized appreciation						1,645,918

Unrealized (depreciation)						(2,826,926)

Total						$(1,181,008)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Canadian Government Bond 10 yr (Long)	3	$322,512	$322,512	Mar-18	$(10,961)
Euro-Bobl 5 yr (Long)	7	1,133,721	1,133,721	Mar-18	(16,185)
Euro-Bund 10 yr (Long)	5	985,915	985,915	Mar-18	(25,963)
Euro-Bund 10 yr (Short)	28	5,521,123	5,521,122	Mar-18	146,970
Euro-Buxl 30 yr (Long)	5	1,004,041	1,004,041	Mar-18	(33,164)
Euro-OAT 10 yr (Short)	3	569,611	569,611	Mar-18	15,821
Euro-Schatz 2 yr (Short)	18	2,498,719	2,498,718	Mar-18	6,318
Japanese Government Bond 10 yr (Short)	10	13,769,351	13,769,351	Mar-18	52,171
U.S. Treasury Bond 30 yr (Short)	12	1,773,750	1,773,750	Mar-18	66,726
U.S. Treasury Bond Ultra 30 yr (Long)	49	7,934,938	7,934,938	Mar-18	(264,238)
U.S. Treasury Note 2 yr (Short)	3	639,703	639,703	Mar-18	4,025
U.S. Treasury Note 5 yr (Short)	39	4,473,727	4,473,727	Mar-18	80,665
U.S. Treasury Note 10 yr (Long)	95	11,549,922	11,549,922	Mar-18	(256,797)
U.S. Treasury Note 10 yr (Short)	114	13,859,906	13,859,906	Mar-18	308,156
U.S. Treasury Note Ultra 10 yr (Long)	40	5,208,125	5,208,125	Mar-18	(109,916)

Unrealized appreciation					680,852

Unrealized (depreciation)					(717,224)

Total					$(36,372)

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/18 (premiums $3,888,778) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.

(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		$13,946,600	$7,392
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		30,992,500	13,947
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		13,946,600	75,730
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		30,992,500	241,742

Barclays Bank PLC

2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813		11,073,000	30,894

Citibank, N.A.

(2.478)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.478		8,044,300	161
(2.05)/3 month USD-LIBOR-BBA/Mar-19	Mar-18/2.05		18,596,000	186
1.291/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.291	EUR	3,378,000	1,132
(2.584)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.584		$8,044,300	4,907
(2.5565)/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.5565		8,044,300	13,675
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663		11,073,000	43,295
2.7435/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.7435		8,044,000	51,482
2.695/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.695		8,044,300	80,684
2.675/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.675		12,397,000	122,730
2.584/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.584		8,044,300	124,365
2.5565/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.5565		8,044,300	159,760
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208		6,198,500	191,906
2.478/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.478		8,044,300	194,431

Credit Suisse International

2.812/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.812		9,297,800	36,075
2.751/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.751		9,297,800	57,460
2.54475/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.54475		8,305,000	149,988
2.4905/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.4905		8,305,000	189,852

Goldman Sachs International

(0.185)/6 month EUR-EURIBOR-Reuters/Feb-23	Feb-18/0.185	EUR	8,499,200	11
(2.53)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.53		$8,044,300	1,689
(2.46)/3 month USD-LIBOR-BBA/Mar-38	Mar-18/2.46		3,347,200	3,916
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025		24,794,000	16,860
(2.6825)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6825		8,044,400	25,340
(2.6925)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6925		16,088,700	58,885
(2.036)/6 month EUR-EURIBOR-Reuters/Jan-38	Jan-28/2.036	EUR	1,062,400	87,385
0.321/6 month EUR-EURIBOR-Reuters/Feb-23	Feb-18/0.321	EUR	8,499,200	89,588
2.036/6 month EUR-EURIBOR-Reuters/Jan-38	Jan-28/2.036	EUR	1,062,400	89,878
(1.6975)/3 month GBP-LIBOR-BBA/Oct-38	Oct-18/1.6975	GBP	4,250,000	152,187
2.53/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.53		$8,044,300	159,358
(2.01)/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	2,124,800	171,104
2.01/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	2,124,800	182,289

JPMorgan Chase Bank N.A.

(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$13,946,600	7,113
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		30,992,500	13,327
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00		3,723,000	41,698
(1.106)/3 month GBP-LIBOR-BBA/Nov-27	Nov-22/1.106	GBP	2,337,300	44,237
2.68/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.68		$8,044,000	67,007
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77		24,794,000	74,382
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		13,946,600	76,985
2.6225/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6225		10,725,800	120,987
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		30,992,500	245,150
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	4,250,000	255,280

Morgan Stanley Co. International PLC

(0.189)/6 month EUR-EURIBOR-Reuters/Feb-23	Feb-18/0.189	EUR	8,499,200	11
(2.01)/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.01		$18,595,500	372
(2.58)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.58		8,044,300	6,596
(2.6575)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6575		10,725,800	22,202
2.41625/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.41625		12,397,000	23,182
2.315/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.315		12,397,000	35,579
2.30/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.30		12,397,000	37,191
2.5625/3 month USD-LIBOR-BBA/Apr-23	Apr-18/2.5625		10,624,000	75,537
0.325/6 month EUR-EURIBOR-Reuters/Feb-23	Feb-18/0.325	EUR	8,499,200	87,478
2.6575/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6575		$10,725,800	113,693
2.58/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.58		8,044,300	130,479
2.3675/3 month USD-LIBOR-BBA/Mar-23	Mar-18/2.3675		10,624,000	135,031

Total				$4,443,801

WRITTEN OPTIONS OUTSTANDING at 1/31/18 (premiums $341,016) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/$99.68	$5,000,000	$5,000,000	$5,110
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.64	5,000,000	5,000,000	5,370
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.55	5,000,000	5,000,000	5,990
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.52	5,000,000	5,000,000	6,290
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.43	5,000,000	5,000,000	6,990
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.39	5,000,000	5,000,000	7,330
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.27	5,000,000	5,000,000	8,500
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.20	5,000,000	5,000,000	9,180
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.10	5,000,000	5,000,000	10,250
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.07	5,000,000	5,000,000	10,565
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.98	5,000,000	5,000,000	11,755
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.95	5,000,000	5,000,000	12,105
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.85	5,000,000	5,000,000	13,420
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.73	5,000,000	5,000,000	15,250
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.84	5,000,000	5,000,000	57,925
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.71	5,000,000	5,000,000	53,325
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.59	5,000,000	5,000,000	48,930
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.34	5,000,000	5,000,000	40,800
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.21	5,000,000	5,000,000	37,075
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.09	5,000,000	5,000,000	33,580

Total				$399,740

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$3,099,300	$(61,986)	$36,882
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	3,099,300	(121,183)	5,765
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	1,859,600	(65,551)	(12,682)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	1,859,600	(199,535)	(17,778)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	3,099,300	(121,183)	(31,396)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	1,859,600	(199,535)	(39,963)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	1,859,600	(65,551)	(41,618)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	3,099,300	(61,986)	(45,281)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	1,859,600	168,015	91,641
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	3,099,300	119,168	76,925
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	1,859,600	168,015	41,227
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	3,099,300	119,168	(41,903)

Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	3,099,300	(61,986)	36,665
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	1,859,600	(25,941)	(3,626)
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	1,859,600	(25,941)	(18,522)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	3,099,300	(61,986)	(45,219)

Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	3,099,300	(121,183)	5,269
(2.34)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	377,000	(6,993)	4,358
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	377,000	(48,539)	2,613
2.637/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.637	10,725,800	(21,183)	(3,540)
2.34/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	377,000	(6,993)	(3,638)
2.692/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.692	10,725,800	(37,540)	(5,470)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	377,000	(48,539)	(8,072)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	3,099,300	(121,183)	(31,024)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	3,099,300	119,323	76,553
(2.615)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	377,000	30,160	10,394
(2.747)/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.747	10,725,800	58,724	4,934
2.615/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	377,000	30,160	(8,000)
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	3,099,300	118,703	(41,035)

Goldman Sachs International
(2.47)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	628,600	(22,315)	11,227
(2.7725)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	628,600	(16,029)	7,593
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	628,600	(50,382)	1,867
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	628,600	(43,562)	987
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	371,900	(46,952)	(2,860)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	371,900	(46,952)	(5,690)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	628,600	(57,203)	(5,796)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	628,600	(50,382)	(6,292)
2.47/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	628,600	(22,315)	(10,485)
2.7725/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	628,600	(30,173)	(11,648)
(2.875)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	628,600	51,608	16,608
(2.584)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	628,600	37,622	15,017
2.875/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	628,600	26,527	(9,649)
2.584/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	628,600	37,622	(14,615)

JPMorgan Chase Bank N.A.
(2.553)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	377,000	(5,014)	3,857
(2.2525)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	628,600	(38,973)	3,514
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	377,000	(40,452)	2,805
2.56/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.56	10,725,800	(10,913)	976
2.2525/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	628,600	(7,543)	515
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	628,600	(36,333)	289
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	628,600	(65,374)	(4,023)
2.553/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	377,000	(9,237)	(4,592)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	377,000	(58,284)	(10,450)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,859,600	(259,647)	(49,465)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,859,600	(259,647)	(57,499)
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	1,859,600	176,569	80,074
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	1,859,600	176,569	57,592
(2.826)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	377,000	41,508	14,364
2.36/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	628,600	68,517	440
2.9775/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.9775	10,725,800	10,913	(172)
(2.36)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	628,600	10,372	(4,796)
2.826/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	377,000	21,150	(7,570)

Morgan Stanley & Co. International PLC
(2.834)/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.834	16,088,700	(51,484)	6,918
(2.155)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	377,000	(9,425)	4,354
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	377,000	(57,756)	1,161
2.155/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	377,000	(4,939)	(2,462)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	377,000	(40,565)	(5,783)
2.646/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.646	16,088,700	(49,875)	(8,205)
(2.43)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	377,000	20,961	6,285
(2.74)/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.74	8,044,300	50,679	5,551
2.43/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	377,000	41,319	(6,590)
2.74/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.74	8,044,300	50,679	(6,999)

Unrealized appreciation				635,220

Unrealized (depreciation)				(634,408)

Total				$812

TBA SALE COMMITMENTS OUTSTANDING at 1/31/18 (proceeds receivable $61,260,234) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.50%, 2/1/48	$3,000,000	2/13/18	$3,162,156
Federal National Mortgage Association, 4.50%, 1/1/48	3,000,000	1/11/18	3,165,117
Federal National Mortgage Association, 4.00%, 2/1/48	4,000,000	2/13/18	4,131,521
Federal National Mortgage Association, 3.50%, 2/1/48	27,000,000	2/13/18	27,252,852
Federal National Mortgage Association, 3.00%, 2/1/48	15,000,000	2/13/18	14,702,343
Federal National Mortgage Association, 2.50%, 2/1/48	9,000,000	2/13/18	8,490,235

Total			$60,904,224

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

Swap counterparty/ notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

Goldman Sachs International
KRW	6,086,000,000	$122,649	$—	12/9/21	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	1.67% — Quarterly	$(122,568)

JPMorgan Chase Bank N.A.
MYR	1,865,000	526	—	12/12/22	3.925% — Quarterly	3 month MYR-KLIBOR-BNM — Quarterly	(848)
THB	42,200,000	12,868	—	11/16/21	6 month THB-SIBOR-THFX6M — Semiannually	2.07% — Semiannually	14,489

	Upfront premium received		—			Unrealized appreciation	14,489

	Upfront premium (paid)		—			Unrealized (depreciation)	(123,416)

		Total	$—			Total	$(108,927)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$2,191,000	$14,509	(E)	$(16)	10/27/27	3 month USD-LIBOR-BBA — Quarterly	2.74875% — Semiannually	$(14,525)
		8,039,300	239,266		60,992	2/1/28	3 month USD-LIBOR-BBA — Quarterly	2.412% — Semiannually	(178,274)
		16,078,500	315,862		(61,312)	2/1/28	2.526% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	254,551
		3,245,000	104,794	(E)	73,184	3/21/28	3 month USD-LIBOR-BBA — Quarterly	2.40% — Semiannually	(31,610)
		4,861,600	28,941	(E)	(4,524)	3/21/20	2.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	24,417
		52,163,800	804,522	(E)	(274,209)	3/21/23	2.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	530,314
		55,596,900	1,549,597	(E)	(141,575)	3/21/28	2.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,408,023
		4,734,600	274,616	(E)	(74,096)	3/21/48	2.55% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	200,521
		25,797,000	458,439	(E)	(215,040)	3/21/23	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	243,399
		12,397,000	121,701		21,220	1/30/28	3 month USD-LIBOR-BBA — Quarterly	2.63625% — Semiannually	(100,790)
		4,586,900	105,058		(37)	1/30/28	2.48875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	105,154
		4,339,000	106,279	(E)	(35)	2/26/28	2.48% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	106,244
		1,551,500	44,928		(22)	1/31/28	2.42% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	44,983
		2,194,000	59,223		(29)	1/4/28	3 month USD-LIBOR-BBA — Quarterly	2.43766% — Semiannually	(58,136)
		2,194,000	63,872		(29)	1/4/28	3 month USD-LIBOR-BBA — Quarterly	2.41363% — Semiannually	(62,825)
		803,000	22,317	(E)	(11)	2/7/28	2.43625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	22,306
		1,769,800	49,395	(E)	(25)	3/7/28	2.445% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	49,370
		3,325,000	81,715	(E)	(47)	2/7/28	2.4725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	81,668
		2,802,000	70,966		(37)	1/10/28	3 month USD-LIBOR-BBA — Quarterly	2.4573% — Semiannually	(69,912)
		5,899,200	143,109	(E)	(84)	2/12/28	2.478% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	143,025
		2,979,000	63,453		(40)	1/11/28	2.50289% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	62,233
		10,797,000	32,650		(41)	1/11/20	2.15979% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	30,390
		3,248,000	67,000		(43)	1/11/28	3 month USD-LIBOR-BBA — Quarterly	2.5105% — Semiannually	(65,742)
		2,628,000	51,798	(E)	(37)	2/15/28	2.53% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	51,761
		3,325,000	48,492	(E)	(47)	2/27/28	2.592% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	48,445
		2,077,500	32,189		(28)	1/12/28	3 month USD-LIBOR-BBA — Quarterly	2.56885% — Semiannually	(31,372)
		6,167,300	92,836		(82)	1/19/28	2.575% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	91,334
		2,077,500	37,808		(28)	1/12/28	3 month USD-LIBOR-BBA — Quarterly	2.53822% — Semiannually	(37,026)
		1,833,500	31,771		(24)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.54874% — Semiannually	(31,251)
		1,833,500	32,992		(24)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.54121% — Semiannually	(32,478)
		2,071,000	36,679		(27)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.54441% — Semiannually	(36,096)
		2,071,000	35,675		(27)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.54989% — Semiannually	(35,087)
		6,198,500	16,600	(E)	(23)	4/16/20	2.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	16,576
		4,339,000	13,316	(E)	(16)	7/16/20	3 month USD-LIBOR-BBA — Quarterly	2.37625% — Semiannually	(13,333)
		674,000	11,010		(9)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.56% — Semiannually	(10,815)
		11,008,000	24,801		(42)	1/16/20	2.2035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	23,076
		6,198,500	15,242	(E)	(23)	4/18/20	2.315% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	15,219
		4,339,000	12,718	(E)	(16)	7/18/20	3 month USD-LIBOR-BBA — Quarterly	2.38625% — Semiannually	(12,734)
		6,446,000	25,101	(E)	(24)	1/18/21	2.47% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	25,076
		1,984,000	6,055	(E)	(7)	7/18/20	3 month USD-LIBOR-BBA — Quarterly	2.38% — Semiannually	(6,063)
		7,506,500	15,246		(28)	1/18/20	2.21964% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	14,263
		2,348,400	41,895		(31)	1/18/28	3 month USD-LIBOR-BBA — Quarterly	2.54325% — Semiannually	(41,354)
		2,348,400	40,996		(31)	1/18/28	3 month USD-LIBOR-BBA — Quarterly	2.54758% — Semiannually	(40,450)
		2,348,400	39,768		(31)	1/18/28	3 month USD-LIBOR-BBA — Quarterly	2.5535% — Semiannually	(39,217)
		2,348,400	39,974		(31)	1/18/28	3 month USD-LIBOR-BBA — Quarterly	2.5525% — Semiannually	(39,425)
		4,404,000	7,579		(17)	1/19/20	2.2365% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	7,045
		4,982,900	78,311	(E)	(71)	2/5/28	2.572% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	78,241
		1,526,000	23,105		(20)	1/19/28	2.574% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	22,734
		1,259,000	18,339		(17)	1/19/28	2.5805% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	18,030
		2,996,000	36,743		(40)	1/22/28	2.607% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	36,203
		3,205,000	36,752		(43)	1/22/28	2.616% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	36,166
		3,192,000	19,624		(42)	1/23/28	2.67597% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	19,076
		1,670,000	5,738		(22)	1/24/28	2.7065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,483
		590,000	3,873	(E)	(8)	2/27/28	2.6825% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,865
		6,602,500	9,111		(25)	1/26/20	2.25885% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	8,944
		6,602,500	8,781		(25)	1/26/20	2.26143% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	8,611
		1,325,500	8,068		(18)	1/26/28	3 month USD-LIBOR-BBA — Quarterly	2.677% — Semiannually	(7,980)
		1,325,500	8,128		(18)	1/26/28	3 month USD-LIBOR-BBA — Quarterly	2.6765% — Semiannually	(8,040)
		1,476,000	9,863		(20)	1/30/28	3 month USD-LIBOR-BBA — Quarterly	2.67158% — Semiannually	(9,918)
		11,005,000	5,238		(41)	1/30/20	2.30833% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,572
		1,179,800	6,573	(E)	(17)	2/28/28	2.6925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	6,556
		6,322,500	4,881	(E)	(24)	4/30/20	2.41625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,857
		4,586,900	4,059	(E)	(17)	7/30/20	3 month USD-LIBOR-BBA — Quarterly	2.502% — Semiannually	(4,077)
		5,206,700	28,324		(69)	1/31/28	3 month USD-LIBOR-BBA — Quarterly	2.685% — Semiannually	(28,650)
		781,000	4,524	(E)	(11)	2/28/28	2.69% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,512
		4,042,000	23,298		(54)	1/30/28	2.68193% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	23,340
		911,700	633	(E)	(13)	2/22/28	2.747% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	620
		2,743,300	5,668		(36)	2/2/28	2.7235% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,631
		2,743,300	2,307		(36)	2/2/28	2.7373% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,271
		2,743,300	1,893		(36)	2/2/28	2.739% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,857
		2,509,100	512	(E)	(36)	3/2/28	2.76% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(547)
		4,301,000	9,884		(57)	2/2/28	3 month USD-LIBOR-BBA — Quarterly	2.77268% — Semiannually	9,827
		4,301,000	1,660		(57)	2/2/28	3 month USD-LIBOR-BBA — Quarterly	2.74243% — Semiannually	(1,717)
		4,301,000	482		(57)	2/2/28	3 month USD-LIBOR-BBA — Quarterly	2.74804% — Semiannually	425
	AUD	180,000	640		519	6/28/27	6 month AUD-BBR-BBSW — Semiannually	3.001% — Semiannually	1,290
	AUD	1,520,000	2,657		(9,641)	6/28/22	6 month AUD-BBR-BBSW — Semiannually	2.601% — Semiannually	(6,345)
	AUD	2,375,000	13,259		(7)	11/3/22	2.427% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	10,997
	AUD	2,375,000	11,410		(7)	11/15/22	2.4525% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	9,386
	AUD	19,170,000	175,681	(E)	(90,253)	3/21/23	2.40% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	85,427
	AUD	7,000	126	(E)	140	3/21/28	6 month AUD-BBR-BBSW — Semiannually	2.75% — Semiannually	14
	BRL	6,060,615	53,119		(17)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00%— At maturity	52,292
	BRL	2,744,859	127,461		(7)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(127,468)
	BRL	3,036,045	71,887		(8)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	71,525
	BRL	11,772,640	97,588		(14)	1/2/19	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(96,227)
	BRL	3,077,385	31,853		(12)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(31,523)
	BRL	5,115,185	5,481		(16)	1/4/21	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	5,465
	BRL	13,661,395	18,125		(1)	1/2/19	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(16,797)
	BRL	4,193,044	24,516		(14)	1/4/21	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	24,502
	BRL	11,931,404	15,837		(15)	1/2/19	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(14,816)
	CAD	1,250,000	40,960		(6,781)	6/21/27	3 month CAD-BA-CDOR — Semiannually	2.151% — Semiannually	(47,008)
	CAD	1,010,000	41,507		(4,559)	6/21/47	3 month CAD-BA-CDOR — Semiannually	2.501% — Semiannually	(45,148)
	CAD	1,220,000	30,469		(3,705)	6/21/22	3 month CAD-BA-CDOR — Semiannually	1.701% — Semiannually	(33,965)
	CAD	2,329,000	37,037		(7)	11/2/22	3 month CAD-BA-CDOR — Semiannually	2.02% — Semiannually	(34,306)
	CAD	2,329,000	34,498		(7)	11/14/22	3 month CAD-BA-CDOR — Semiannually	2.0525% — Semiannually	(31,961)
	CAD	8,866,000	135,880	(E)	(463)	3/21/23	3 month CAD-BA-CDOR — Semiannually	2.10% — Semiannually	(136,343)
	CAD	4,306,000	115,576	(E)	(68,982)	3/21/28	2.30% — Semiannually	3 month CAD-BA-CDOR — Semiannually	46,593
	CHF	5,884,000	278		(14)	9/29/19	—	0.528% plus 6 month CHF-LIBOR-BBA — Semiannually	(2,529)
	CHF	5,884,000	209		(14)	10/2/19	—	0.526% plus 6 month CHF-LIBOR-BBA — Semiannually	(2,577)
	CHF	12,258,000	1,989		(29)	10/6/19	—	0.53% plus 6 month CHF-LIBOR-BBA — Semiannually	(3,467)
	CHF	5,465,000	61,024	(E)	(13,403)	3/21/23	—	0.15% plus 6 month CHF-LIBOR-BBA — Semiannually	47,621
	CHF	1,155,000	29,450	(E)	27,731	3/21/28	6 month CHF-LIBOR-BBA — Semiannually	0.25% — Annually	(1,718)
	CHF	12,284,000	1,016		(48)	1/25/20	—	0.455% plus 6 month CHF-LIBOR-BBA — Semiannually	(1,709)
	EUR	2,376,000	912	(E)	(9)	2/18/20	—	0.124% plus 1 day Euribor rate — Annually	902
	EUR	2,376,000	310	(E)	(9)	2/18/20	—	0.104% plus 1 day Euribor rate — Annually	300
	EUR	5,724,000	38,056		(50)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	23,037
	EUR	1,649,000	4,500	(E)	(14)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	4,486
	EUR	11,320,000	14,321		4,236	12/20/19	0.201% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	(8,787)
	EUR	5,140,000	46,649		(23,788)	12/20/22	6 month EUR-EURIBOR-REUTERS — Semiannually	0.301% — Annually	(66,292)
	EUR	6,400,000	41,970		(99,946)	12/20/27	6 month EUR-EURIBOR-REUTERS — Semiannually	1.001% — Annually	(130,582)
	EUR	110,000	1,650		(1,064)	12/20/47	6 month EUR-EURIBOR-REUTERS — Semiannually	1.601% — Annually	871
	EUR	467,000	1,547	(E)	(10)	12/20/47	1.85% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	1,537
	EUR	639,000	576	(E)	(14)	12/20/67	6 month EUR-EURIBOR-REUTERS — Semiannually	1.41% — Annually	562
	EUR	30,000	488	(E)	486	3/21/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.25% — Annually	(2)
	EUR	13,035,000	386,999	(E)	26,214	3/21/28	6 month EUR-EURIBOR-REUTERS — Semiannually	0.85% — Annually	(360,786)
	EUR	2,854,000	15,651		(28)	1/24/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.378% — Annually	(15,202)
	EUR	733,000	7,792		(12)	1/24/28	0.976% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	7,552
	EUR	3,543,000	792		(16)	1/24/20	—	0.14% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	625
	EUR	3,564,000	283		(17)	1/30/20	—	0.1249% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(353)
	EUR	2,867,000	4,834		(29)	1/30/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.4419% — Annually	(4,764)
	EUR	735,000	5,922		(12)	1/30/28	0.9987% — Annually	6 month EUR-EURIBOR-REUTERS— Semiannually	5,871
	GBP	1,078,000	3,973	(E)	(20)	1/19/32	1.912% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(3,993)
	GBP	1,330,000	50,981		(8,201)	6/21/27	1.251% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	41,369
	GBP	4,310,000	122,110		24,227	6/21/22	6 month GBP-LIBOR-BBA — Semiannually	0.801% — Semiannually	(96,362)
	GBP	4,903,000	10,985		(15)	9/15/19	6 month GBP-LIBOR-BBA — Semiannually	0.766% — Semiannually	(3,616)
	GBP	981,000	4,712	(E)	(12)	9/22/32	1.863% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	4,700
	GBP	4,903,000	8,932		6,088	12/20/19	6 month GBP-LIBOR-BBA — Semiannually	0.85%— Semiannually	(648)
	GBP	3,176,000	55,141	(E)	(6,982)	3/21/23	1.10% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	48,159
	GBP	1,505,000	50,024	(E)	(819)	3/21/28	1.35% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	49,204
	INR	31,505,000	1,689		—	12/22/22	6.715% — Semiannually	INR-FBIL-MIBOR-OIS-Compound — Semiannually	(2,474)
	JPY	97,000,000	205,317		(34)	9/2/43	1.87875% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(212,059)
	JPY	176,000,000	3,929		(7)	12/19/22	6 month JPY-LIBOR-BBA — Semiannually	0.09% — Semiannually	(3,800)
	JPY	88,000,000	4,717		(6)	12/19/27	0.29% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	4,454
	JPY	176,000,000	666		(13)	1/15/23	6 month JPY-LIBOR-BBA — Semiannually	0.135% — Semiannually	(598)
	JPY	88,000,000	912		(10)	1/15/28	0.365% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(1,048)
	KRW	252,120,000	5,197		(3)	12/13/27	2.1725% — Quarterly	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	5,028
	MXN	18,821,000	102,884		—	1/1/26	1 month MXN-TIIE-BANXICO — 28 Days	6.16% — 28 Days	(103,744)
	MXN	21,780,000	66,937		—	10/6/21	1 month MXN-TIIE-BANXICO — 28 Days	5.93% — 28 Days	(66,993)
	MXN	6,330,000	5,047		(4)	12/24/26	8.12% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(5,180)
	MXN	6,240,000	6,716		(4)	1/7/27	8.20% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(6,793)
	NOK	62,517,000	154,831	(E)	(55,815)	3/21/23	1.40% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	99,015
	NOK	11,415,000	39,948	(E)	(1,777)	3/21/28	6 month NOK-NIBOR-NIBR — Semiannually	1.90% — Annually	(41,724)
	NZD	5,320,000	27,362	(E)	(17,732)	3/21/28	3 month NZD-BBR-FRA — Quarterly	3.20% — Semiannually	(45,094)
	NZD	3,751,000	8,437	(E)	(6,172)	3/21/23	2.70% — Semiannually	3 month NZD-BBR-FRA — Quarterly	2,264
	SEK	35,729,000	6,906		(10)	11/10/19	—	0.245% plus 3 month SEK-STIBOR-SIDE — Quarterly	4,022
	SEK	7,320,000	20,740		(6)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.125% — Annually	(17,426)
	SEK	35,729,000	6,987		(10)	11/10/19	—	0.246% plus 3 month SEK-STIBOR-SIDE — Quarterly	4,114
	SEK	7,320,000	20,308		(6)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	(16,984)
	SEK	35,729,000	5,115		(10)	11/13/19	—	0.2225% plus 3 month SEK-STIBOR-SIDE — Quarterly	2,121
	SEK	7,320,000	17,845		(6)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	(14,585)
	SEK	7,320,000	18,061		(6)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	(14,806)
	SEK	35,729,000	5,722		(10)	11/13/19	—	0.23% plus 3 month SEK-STIBOR-SIDE — Quarterly	2,799
	SEK	36,075,000	71,551	(E)	(58,087)	3/21/23	0.40% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	13,464
	SEK	21,444,000	71,672	(E)	10,093	3/21/28	3 month SEK-STIBOR-SIDE — Quarterly	1.15% — Annually	(61,580)
	SEK	7,327,000	4,751		(12)	1/24/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3325% — Annually	(4,414)
	SEK	28,238,000	8,282		(28)	1/24/23	0.6075% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	7,414
	SEK	34,905,000	961		(16)	1/24/20	0.0925% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	1,382
	SEK	34,380,000	1,270		(16)	1/30/20	0.085% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	1,370
	SEK	27,837,000	2,028		(29)	1/30/23	0.66875% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(2,225)
	SEK	7,250,000	889		(12)	1/30/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3775% — Annually	(839)
	ZAR	26,825,000	21,691		(4)	10/31/20	3 month ZAR-JIBAR-SAFEX — Quarterly	7.48% — Quarterly	21,713
	ZAR	10,320,000	22,745		(5)	10/31/27	8.365% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	(22,781)
	ZAR	22,460,000	3,627		(12)	1/25/21	3 month ZAR-JIBAR-SAFEX — Quarterly	7.06% — Quarterly	(3,665)
	ZAR	8,590,000	4,106		(10)	1/25/28	7.92% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	3,987

	Total				$(996,668)				$1,596,098

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	$67,365	$69,009	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$2,239

Barclays Bank PLC
	23,568	24,363	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	994
	67,221	68,861	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,235
	539	538	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	6
	241,614	240,305	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(979)
	174,434	173,490	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(707)
	40,639	40,510	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	50
	81,360	82,788	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	2,286
	34,383	34,987	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	966
	51,397	51,337	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	554
	80,091	82,153	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(2,909)
	35,440	36,184	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,028)
	277,694	276,373	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(885)
	5,377,271	5,351,716	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(17,117)
	1,037,151	1,034,914	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	63
Citibank, N.A.
	102,104	101,619	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(325)

Credit Suisse International
	418,354	417,860	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	83
	58,431	59,935	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(2,122)
	52,281	53,644	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,779
	14,349	14,651	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	416
	125,728	131,728	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	7,101
	110,416	115,685	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,236
	108,226	112,766	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	5,405
	238,794	244,623	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,938)

Goldman Sachs International
	18,544	18,650	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	329
	3,660	3,655	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	39
	58,509	60,482	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,467
	58,509	60,482	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,467
	22,742	22,693	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	1
	27,283	27,224	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	2
	515,303	514,192	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	31
	165,229	170,801	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,966
	87,006	89,940	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,668
	96,358	98,838	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(3,500)
	62,405	63,715	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,810
	130,876	134,289	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	4,453
	109,582	114,812	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,189

JPMorgan Chase Bank N.A.
	104,209	106,752	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,464
	96,358	98,838	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(3,500)

JPMorgan Securities LLC
	41,314	42,182	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,199)
	183,156	187,933	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(6,232)
	392,821	406,068	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(16,561)
	75,407	76,731	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(2,119)

	Upfront premium received		—			Unrealized appreciation	62,299

	Upfront premium (paid)		—			Unrealized (depreciation)	(67,121)

		Total	$—			Total	$(4,822)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/(depreciation)

EUR	3,610,000	$59,019	$—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$59,019
EUR	3,610,000	97,264	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(97,264)
EUR	1,354,000	22,042	(18)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	22,024
EUR	1,354,000	40,394	(33)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(40,427)
EUR	2,256,000	34,533	(29)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	34,504
EUR	2,256,000	65,108	(53)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(65,162)
EUR	1,805,000	24,877	(23)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	24,854
EUR	1,805,000	44,694	(44)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(44,738)
	$1,459,000	21,313	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	21,313
	1,459,000	32,429	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(32,429)
	1,679,000	27,383	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	27,383
	1,679,000	43,165	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(43,165)
	1,625,000	12,137	(10)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	12,127
	1,625,000	20,456	(18)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(20,473)
	1,625,000	12,922	(10)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	12,912
	1,625,000	20,309	(18)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(20,327)

Total			$(256)				$(149,849)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$2,666	$39,000	$5,784	5/11/63	300 bp — Monthly	$(3,095)
	CMBX NA BBB-.6 Index	BBB-/P	5,303	88,000	13,050	5/11/63	300 bp — Monthly	(7,696)
	CMBX NA BBB-.6 Index	BBB-/P	10,865	176,000	26,101	5/11/63	300 bp — Monthly	(15,133)

	Credit Suisse International
	CMBX NA A.6 Index	A/P	12,962	260,000	10,790	5/11/63	200 bp — Monthly	2,273
	CMBX NA A.6 Index	A/P	159,152	3,136,000	130,144	5/11/63	200 bp — Monthly	30,228
	CMBX NA BBB-.6 Index	BBB-/P	12,917	102,000	15,127	5/11/63	300 bp — Monthly	(2,150)
	CMBX NA BBB-.6 Index	BBB-/P	18,711	177,000	26,249	5/11/63	300 bp — Monthly	(7,435)
	CMBX NA BBB-.6 Index	BBB-/P	23,104	199,000	29,512	5/11/63	300 bp — Monthly	(6,292)
	CMBX NA BBB-.6 Index	BBB-/P	306,543	2,867,000	425,176	5/11/63	300 bp — Monthly	(116,962)
	CMBX NA BBB-.7 Index	BBB-/P	14,465	183,000	19,050	1/17/47	300 bp — Monthly	(4,478)

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	5,845	89,000	3,694	5/11/63	200 bp — Monthly	2,186
	CMBX NA A.6 Index	A/P	3,656	120,000	4,980	5/11/63	200 bp — Monthly	(1,277)
	CMBX NA A.6 Index	A/P	10,274	184,000	7,636	5/11/63	200 bp — Monthly	2,710
	CMBX NA A.6 Index	A/P	9,238	187,000	7,761	5/11/63	200 bp — Monthly	1,550
	CMBX NA A.6 Index	A/P	9,804	199,000	8,259	5/11/63	200 bp — Monthly	1,622
	CMBX NA A.6 Index	A/P	12,002	233,000	9,670	5/11/63	200 bp — Monthly	2,423
	CMBX NA A.6 Index	A/P	8,165	264,000	10,956	5/11/63	200 bp — Monthly	(2,688)
	CMBX NA A.6 Index	A/P	9,631	307,000	12,741	5/11/63	200 bp — Monthly	(2,990)
	CMBX NA A.6 Index	A/P	16,946	333,000	13,820	5/11/63	200 bp — Monthly	3,256
	CMBX NA A.6 Index	A/P	18,006	346,000	14,359	5/11/63	200 bp — Monthly	3,781
	CMBX NA A.6 Index	A/P	17,515	346,000	14,359	5/11/63	200 bp — Monthly	3,291
	CMBX NA A.6 Index	A/P	17,515	346,000	14,359	5/11/63	200 bp — Monthly	3,291
	CMBX NA A.7 Index	A-/P	12,352	245,000	4,680	1/17/47	200 bp — Monthly	7,768
	CMBX NA BBB-.6 Index	BBB-/P	1,407	13,000	1,928	5/11/63	300 bp — Monthly	(513)
	CMBX NA BBB-.6 Index	BBB-/P	2,976	27,000	4,004	5/11/63	300 bp — Monthly	(1,012)
	CMBX NA BBB-.6 Index	BBB-/P	1,826	35,000	5,191	5/11/63	300 bp — Monthly	(3,344)
	CMBX NA BBB-.6 Index	BBB-/P	7,899	73,000	10,826	5/11/63	300 bp — Monthly	(2,885)
	CMBX NA BBB-.6 Index	BBB-/P	7,929	73,000	10,826	5/11/63	300 bp — Monthly	(2,854)
	CMBX NA BBB-.6 Index	BBB-/P	6,093	77,000	11,419	5/11/63	300 bp — Monthly	(5,281)
	CMBX NA BBB-.6 Index	BBB-/P	11,382	97,000	14,385	5/11/63	300 bp — Monthly	(2,947)
	CMBX NA BBB-.6 Index	BBB-/P	10,491	154,000	22,838	5/11/63	300 bp — Monthly	(12,257)
	CMBX NA BBB-.6 Index	BBB-/P	21,307	175,000	25,953	5/11/63	300 bp — Monthly	(4,544)
	CMBX NA BBB-.6 Index	BBB-/P	48,302	515,000	76,375	5/11/63	300 bp — Monthly	(27,772)
	CMBX NA BBB-.6 Index	BBB-/P	46,305	616,000	91,353	5/11/63	300 bp — Monthly	(44,688)

	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	2,459	48,000	1,992	5/11/63	200 bp — Monthly	485
	CMBX NA A.6 Index	A/P	5,740	126,000	5,229	5/11/63	200 bp — Monthly	560
	CMBX NA A.6 Index	A/P	7,129	161,000	6,682	5/11/63	200 bp — Monthly	510
	CMBX NA A.6 Index	A/P	11,017	178,000	7,387	5/11/63	200 bp — Monthly	3,699
	CMBX NA A.6 Index	A/P	9,807	181,000	7,512	5/11/63	200 bp — Monthly	2,366
	CMBX NA A.6 Index	A/P	9,756	183,000	7,595	5/11/63	200 bp — Monthly	2,233
	CMBX NA A.6 Index	A/P	13,925	275,000	11,413	5/11/63	200 bp — Monthly	2,620
	CMBX NA A.6 Index	A/P	10,055	307,000	12,741	5/11/63	200 bp — Monthly	(2,566)
	CMBX NA A.6 Index	A/P	10,728	374,000	15,521	5/11/63	200 bp — Monthly	(4,648)
	CMBX NA A.6 Index	A/P	11,523	381,000	15,812	5/11/63	200 bp — Monthly	(4,140)
	CMBX NA A.6 Index	A/P	17,380	382,000	15,853	5/11/63	200 bp — Monthly	1,676
	CMBX NA A.6 Index	A/P	20,955	386,000	16,019	5/11/63	200 bp — Monthly	5,086
	CMBX NA A.6 Index	A/P	15,578	472,000	19,588	5/11/63	200 bp — Monthly	(3,826)
	CMBX NA BBB-.6 Index	BBB-/P	1,088	7,000	1,038	5/11/63	300 bp — Monthly	54
	CMBX NA BBB-.6 Index	BBB-/P	1,428	13,000	1,928	5/11/63	300 bp — Monthly	(492)
	CMBX NA BBB-.6 Index	BBB-/P	1,458	13,000	1,928	5/11/63	300 bp — Monthly	(462)
	CMBX NA BBB-.6 Index	BBB-/P	1,974	14,000	2,076	5/11/63	300 bp — Monthly	(94)
	CMBX NA BBB-.6 Index	BBB-/P	2,201	20,000	2,966	5/11/63	300 bp — Monthly	(753)
	CMBX NA BBB-.6 Index	BBB-/P	2,837	25,000	3,708	5/11/63	300 bp — Monthly	(856)
	CMBX NA BBB-.6 Index	BBB-/P	3,642	33,000	4,894	5/11/63	300 bp — Monthly	(1,232)
	CMBX NA BBB-.6 Index	BBB-/P	6,125	49,000	7,267	5/11/63	300 bp — Monthly	(1,113)
	CMBX NA BBB-.6 Index	BBB-/P	6,470	58,000	8,601	5/11/63	300 bp — Monthly	(2,098)
	CMBX NA BBB-.6 Index	BBB-/P	12,891	116,000	17,203	5/11/63	300 bp — Monthly	(4,244)
	CMBX NA BBB-.6 Index	BBB-/P	176,633	1,004,000	148,893	5/11/63	300 bp — Monthly	28,326
	CMBX NA BBB-.6 Index	BBB-/P	251,970	2,104,000	312,023	5/11/63	300 bp — Monthly	(58,827)
	CMBX NA BBB-.7 Index	BBB-/P	2,657	27,000	2,811	1/17/47	300 bp — Monthly	(138)
	CMBX NA BBB-.7 Index	BBB-/P	810	31,000	3,227	1/17/47	300 bp — Monthly	(2,399)
	CMBX NA BBB-.7 Index	BBB-/P	4,694	89,000	9,265	1/17/47	300 bp — Monthly	(4,519)
	CMBX NA BBB-.7 Index	BBB-/P	4,980	90,000	9,369	1/17/47	300 bp — Monthly	(4,337)

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	3,458	25,000	3,708	5/11/63	300 bp — Monthly	(235)
	CMBX NA A.6 Index	A/P	10,037	166,000	6,889	5/11/63	200 bp — Monthly	3,212
	CMBX NA A.6 Index	A/P	25,987	503,000	20,875	5/11/63	200 bp — Monthly	5,308

	Upfront premium received		1,550,946			Unrealized appreciation		120,514

	Upfront premium (paid)		—			Unrealized (depreciation)		(375,272)

	Total		$1,550,946				Total	$(254,758)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2018.Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/18 (Unaudited)

	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(8,328)	$51,000	$9,333	1/17/47	(500 bp) — Monthly	$956
	CMBX NA BB.7 Index	(8,010)	51,000	9,333	1/17/47	(500 bp) — Monthly	1,274

	Credit Suisse International
	CMBX NA BB.7 Index	(15,497)	878,000	211,422	5/11/63	(500 bp) — Monthly	195,071
	CMBX NA BB.7 Index	(60,695)	369,000	67,527	1/17/47	(500 bp) — Monthly	6,473
	CMBX NA BB.7 Index	(29,146)	158,000	28,914	1/17/47	(500 bp) — Monthly	(385)

	Goldman Sachs International
	CMBX NA BB.6 Index	(32,633)	319,000	76,815	5/11/63	(500 bp) — Monthly	43,814
	CMBX NA BB.7 Index	(6,053)	40,000	7,320	1/17/47	(500 bp) — Monthly	1,228
	CMBX NA BB.7 Index	(45,077)	222,000	40,626	1/17/47	(500 bp) — Monthly	(4,667)
	CMBX NA BB.7 Index	(16,057)	98,000	17,934	1/17/47	(500 bp) — Monthly	1,782

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	(9,842)	70,000	16,856	5/11/63	(500 bp) — Monthly	6,945
	CMBX NA BB.6 Index	(7,479)	52,000	12,522	5/11/63	(500 bp) — Monthly	4,992
	CMBX NA BB.6 Index	(4,786)	36,000	8,669	5/11/63	(500 bp) — Monthly	3,848
	CMBX NA BB.7 Index	(20,201)	118,000	21,594	1/17/47	(500 bp) — Monthly	1,279
	CMBX NA BB.7 Index	(15,497)	99,000	18,117	1/17/47	(500 bp) — Monthly	2,524
	CMBX NA BB.7 Index	(10,619)	59,000	10,797	1/17/47	(500 bp) — Monthly	121
	CMBX NA BB.7 Index	(9,257)	57,000	10,431	1/17/47	(500 bp) — Monthly	1,118
	CMBX NA BB.7 Index	(8,010)	51,000	9,333	1/17/47	(500 bp) — Monthly	1,274

	Merrill Lynch International
	CMBX NA BB.7 Index	(10,514)	58,000	10,614	1/17/47	(500 bp) — Monthly	100

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(2,547)	25,000	2,603	1/17/47	(300 bp) — Monthly	41

	Upfront premium received	—				Unrealized appreciation	272,840

	Upfront premium (paid)	(320,248)				Unrealized (depreciation)	(5,052)

	Total	$(320,248)				Total	$267,788

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING -- PROTECTION PURCHASED at 1/31/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 29 Index	$249,431	$3,348,000	$280,144	12/20/22	(500 bp) — Quarterly	$(50,708)

	Total	$249,431					$(50,708)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2017 through January 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $249,508,829.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/18
	Short-term investments
	Putnam Short Term Investment Fund**	$5,853,952	$27,409,640	$20,607,447	$37,067	$12,656,145

	Total Short-term investments	$5,853,952	$27,409,640	$20,607,447	$37,067	$12,656,145
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $263,540.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,708,223.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $6,320,762.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $64,655,368 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.

	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	68.2%
	Japan	10.5
	Italy	2.5
	France	2.0
	United Kingdom	1.8
	Mexico	1.6
	Canada	1.4
	Spain	1.3
	Supra-Nation	1.2
	Netherlands	1.1
	Switzerland	1.0
	Russia	1.0
	Greece	1.0
	Belgium	0.6
	Australia	0.6
	Brazil	0.6
	Other	3.6

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $3,972,520 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,708,223 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$887,333	$—
Corporate bonds and notes	—	76,520,295	—
Foreign government and agency bonds and notes	—	89,813,683	—
Mortgage-backed securities	—	57,344,929	—
Municipal bonds and notes	—	423,689	—
Purchased options outstanding	—	356,735	—
Purchased swap options outstanding	—	3,456,425	—
U.S. government and agency mortgage obligations	—	117,580,243	—
Short-term investments	13,006,145	15,061,913	—

Totals by level	$13,006,145	$361,445,245	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,181,008)	$—
Futures contracts	(36,372)	—	—
Written options outstanding	—	(399,740)	—
Written swap options outstanding	—	(4,443,801)	—
Forward premium swap option contracts	—	812	—
TBA sale commitments	—	(60,904,224)	—
Interest rate swap contracts	—	2,483,839	—
Total return swap contracts	—	(154,415)	—
Credit default contracts	—	(1,517,807)	—

Totals by level	$(36,372)	$(66,116,344)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$588,036	$2,105,843
Foreign exchange contracts	1,645,918	2,826,926
Interest rate contracts	11,124,901	9,861,418

Total	$13,358,855	$14,794,187

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$41,300,000
Purchased swap option contracts (contract amount)		$858,200,000
Written TBA commitment option contracts (contract amount)		$82,500,000
Written swap option contracts (contract amount)		$700,000,000
Futures contracts (number of contracts)		400
Forward currency contracts (contract amount)		$282,700,000
OTC interest rate swap contracts (notional)		$7,500,000
Centrally cleared interest rate swap contracts (notional)		$704,400,000
OTC total return swap contracts (notional)		$11,200,000
Centrally cleared total return swap contracts (notional)		$34,800,000
OTC credit default contracts (notional)		$22,600,000
Centrally cleared credit default contracts (notional)		$3,348,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2018